CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows provided by operating activities:
Net income	$ 182,972	$ 146,910	$ 337,123	$ 334,348
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			193,676	298,816
Impairment of operating right-of-use assets and related property, plant and equipment			5,573	12,559
Reduction in carrying value of operating right-of-use assets			18,977	19,367
Amortization of financing costs and debt discount			2,971	20,604
Stock compensation expense			27,610	28,145
Deferred tax benefit			(46,095)	(61,239)
Unrealized foreign exchange movements			34,777	13,761
Other non-cash items			15,266	12,463
Changes in operating assets and liabilities:
Accounts receivable			24,374	198,749
Unbilled revenue			36,040	(287,183)
Unearned revenue			(122,306)	(52,081)
Other net assets and liabilities			(113,545)	7,356
Net cash provided by operating activities			414,441	545,665
Cash flows used in investing activities:
Purchase of property, plant and equipment			(61,185)	(63,440)
Purchase of subsidiary undertakings (net of cash acquired)			(2,537)	(7,831)
Movement of available for sale investments			0	1,954
Proceeds from investments in equity			561	1,373
Purchase of investments in equity			(12,330)	(5,621)
Net cash used in investing activities			(75,491)	(73,565)
Cash flows used in financing activities:
New Notes issue costs			0	(11,679)
Drawdown of credit lines and loan facilities			50,000	2,192,480
Repayment of credit lines and loan facilities			(64,881)	(2,537,882)
Proceeds from exercise of equity compensation			6,498	21,645
Share issue costs			(9)	(14)
Repurchase of ordinary shares			(500,000)	0
Share repurchase costs			(300)	0
Net cash used in financing activities			(508,692)	(335,450)
Effect of exchange rate movements on cash			21,353	(8,199)
Net (decrease) / increase in cash and cash equivalents			(148,389)	128,451
Cash and cash equivalents at beginning of period			538,785	378,102	$ 378,102
Cash and cash equivalents at end of period	$ 390,396	$ 506,553	$ 390,396	$ 506,553	$ 538,785